Cash (Tables)	12 Months Ended
Dec. 31, 2021
Cash..
Schedule of cash balances

	2021	2020	2019
	€	€	€
Cash at bank and in hand	14,093,383	6,571,105	1,158,469
Restricted cash at bank	1,000,000	—	—
Accumulated impairment losses on cash and cash equivalents	(122,703)	(201,444)	(21,753)
	14,970,680	6,369,661	1,136,716

Schedule of cash balances to fund operation and satisfy requirements of the gaming authorities

	2021	2020	2019
	€	€	€
Cash at bank and in hand	14,093,383	6,571,105	1,158,469
Receivables from Payment Service providers (Note 17)	10,116,182	1,861,147	905,816
Liabilities to Players (Note 26)	(9,270,349)	(6,879,992)	(2,410,358)
Net available balance	14,939,216	1,552,260	(346,073)